Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Dec. 18, 2024	Jan. 31, 2025	Jan. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period		$ 115,160
Balance at end of period		$ 119,004
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period (shares)		78,100,000	148,600,000
Balance at end of period		$ 11,138	$ 10,853
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)		91,600,000	143,600,000
Redemption of shares (shares)		(20,000,000.0)	0
Balance at end of period (shares)		71,600,000	143,600,000
Balance at beginning of period		$ 3,900	$ 5,200
Redemption of shares		(500)	0
Balance at end of period		$ 3,400	$ 5,200
Preferred shares [member] | Preferred Shares Class A Series 5 [Member]
Disclosure of classes of share capital [line items]
Redemption price per share		$ 25.00
Stock redeemed during the period shares		20,000,000
Stock redeemed during the period value		$ 500
Other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period (shares)		5,800,000	5,000,000.0
Balance at end of period (shares)		6,500,000	5,000,000.0
Balance at beginning of period		$ 6,988	$ 5,653
Balance at end of period		$ 7,738	$ 5,653
Other equity instruments [member] | Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Issue of shares (shares)	750,000	700,000	0
Issue of shares		$ 750	$ 0
Notes issued	$ 750
Interest rate	5.909%
Notes, interest rate reset period	5 years
Interest rate basis on variable rates	3.10%